Financial Instruments - Recurring fair value measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 150	$ 318
Assets, fair value	150	318
Derivative liability	(95)	(375)
Liabilities, fair value	(95)	(375)
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	150	318
Investment securities	393	0
Assets, fair value	543	318
Derivative liability	(95)	(375)
Liabilities, fair value	(95)	(375)
Fair value, measurements, recurring | Level One
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Investment securities	81	0
Assets, fair value	81	0
Derivative liability	0	0
Liabilities, fair value	0	0
Fair value, measurements, recurring | Level Two
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	150	318
Investment securities	8	0
Assets, fair value	158	318
Derivative liability	(95)	(375)
Liabilities, fair value	(95)	(375)
Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Investment securities	304	0
Assets, fair value	304	0
Derivative liability	0	0
Liabilities, fair value	$ 0	$ 0